AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks
Australia — 3.7%
Charter Hall Group, REIT	471,778	$4,619,110
Goodman Group, REIT	90,264	1,243,848
Mirvac Group, REIT	3,050,027	5,794,801
		11,657,759
Austria — 0.1%
CA Immobilien Anlagen AG	10,887	459,564
Belgium — 1.1%
Aedifica SA, REIT	19,307	2,218,145
VGP NV	6,739	1,072,982
		3,291,127
Canada — 0.6%
Allied Properties Real Estate Investment Trust, REIT	55,403	1,791,659
China — 0.8%
ESR Cayman Ltd., 144A*	361,200	1,187,140
GDS Holdings Ltd., ADR*(a)	15,700	1,273,113
		2,460,253
France — 2.0%
ARGAN SA, REIT	10,681	1,010,281
ICADE, REIT	29,214	2,139,999
Klepierre SA, REIT(a)	126,019	2,940,601
		6,090,881
Germany — 6.6%
alstria office REIT-AG, REIT	160,177	2,590,738
Deutsche Wohnen SE	151,825	7,085,654
Instone Real Estate Group AG, 144A*	88,714	2,443,097
Vonovia SE	129,756	8,483,207
		20,602,696
Hong Kong — 6.0%
CK Asset Holdings Ltd.	693,500	4,229,885
Hang Lung Properties Ltd.	556,000	1,451,395
Link REIT, REIT	496,451	4,536,515
Sun Hung Kai Properties Ltd.	354,500	5,392,640
Wharf Real Estate Investment Co. Ltd.	513,000	2,883,998
		18,494,433
Japan — 11.3%
Activia Properties, Inc., REIT	658	2,893,666
GLP J-REIT, REIT	2,500	4,109,050
Invincible Investment Corp., REIT	4,421	1,674,182
Japan Metropolitan Fund Investment Corp., REIT	2,850	2,922,614
Japan Prime Realty Investment Corp., REIT	720	2,694,317
Mitsubishi Estate Co. Ltd.	296,350	5,183,981
Mitsui Fudosan Co. Ltd.	318,100	7,239,205
Mitsui Fudosan Logistics Park, Inc., REIT	385	1,904,238
Nippon Building Fund, Inc., REIT	518	3,052,399
Tokyu Fudosan Holdings Corp.	274,300	1,630,486
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
United Urban Investment Corp., REIT	1,315	$1,771,896
		35,076,034
Macau — 0.7%
Sands China Ltd.*	440,800	2,215,397
Netherlands — 0.5%
CTP BV, 144A*	82,672	1,463,937
Singapore — 3.5%
CapitaLand Integrated Commercial Trust, REIT	1,921,300	3,109,754
CapitaLand Ltd.	436,200	1,223,559
City Developments Ltd.	261,100	1,553,378
Keppel DC REIT, REIT	705,400	1,419,031
Keppel REIT, REIT	1,356,400	1,232,087
Parkway Life Real Estate Investment Trust, REIT	742,075	2,251,542
		10,789,351
Sweden — 2.9%
Castellum AB	122,636	2,705,409
Catena AB	42,851	1,889,040
Fastighets AB Balder (Class B Stock)*	71,974	3,567,859
Wihlborgs Fastigheter AB	39,259	744,874
		8,907,182
United Kingdom — 5.3%
Assura PLC, REIT	2,762,775	2,748,402
British Land Co. PLC (The), REIT	420,393	2,924,110
Safestore Holdings PLC, REIT	215,628	2,384,231
Segro PLC, REIT	346,425	4,479,195
Tritax Big Box REIT PLC, REIT	598,808	1,481,612
UNITE Group PLC (The), REIT*	53,712	790,364
Workspace Group PLC, REIT	138,552	1,528,503
		16,336,417
United States — 52.9%
Americold Realty Trust, REIT	105,059	4,041,620
Apartment Income REIT Corp., REIT	90,042	3,850,196
Boyd Gaming Corp.*	54,280	3,200,349
Caesars Entertainment, Inc.*	22,559	1,972,785
CyrusOne, Inc., REIT	65,848	4,459,227
Digital Realty Trust, Inc., REIT	33,336	4,695,042
Duke Realty Corp., REIT	157,816	6,617,225
Essex Property Trust, Inc., REIT	28,253	7,680,296
Extra Space Storage, Inc., REIT	59,784	7,924,369
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	98,202	2,708,411
Healthpeak Properties, Inc., REIT	313,961	9,965,122
Highwoods Properties, Inc., REIT	55,595	2,387,249
Host Hotels & Resorts, Inc., REIT*	268,558	4,525,202
Invitation Homes, Inc., REIT	174,037	5,567,444
Jones Lang LaSalle, Inc.*	19,730	3,532,459
Kimco Realty Corp., REIT	224,172	4,203,225
Medical Properties Trust, Inc., REIT	198,093	4,215,419
Park Hotels & Resorts, Inc., REIT*	83,639	1,804,930
Prologis, Inc., REIT	124,130	13,157,780
Public Storage, REIT	54,277	13,393,392
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AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Simon Property Group, Inc., REIT	104,578	$11,897,839
Sun Communities, Inc., REIT(a)	37,463	5,620,949
UDR, Inc., REIT	228,244	10,010,782
Ventas, Inc., REIT	205,142	10,942,274
VEREIT, Inc., REIT	194,029	7,493,400
VICI Properties, Inc., REIT(a)	225,489	6,367,809
Weyerhaeuser Co., REIT	54,787	1,950,417
		164,185,212

Total Long-Term Investments (cost $259,351,842)		303,821,902
Short-Term Investments — 7.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	7,006,954	7,006,954
PGIM Institutional Money Market Fund (cost $16,339,623; includes $16,337,907 of cash collateral for securities on loan)(b)(wa)	16,347,792	16,339,619

Total Short-Term Investments (cost $23,346,577)		23,346,573

TOTAL INVESTMENTS—105.5% (cost $282,698,419)		327,168,475

Liabilities in excess of other assets — (5.5)%		(17,015,347)

Net Assets — 100.0%		$310,153,128

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,903,146; cash collateral of $16,337,907 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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